Annual Total Returns - Fidelity Simplicity RMD Income Fund [BarChart] - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-14 - Fidelity Simplicity RMD Income Fund - Fidelity Simplicity RMD Income Fund
Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	10.55%
Annual Return 2013	12.83%
Annual Return 2014	5.34%
Annual Return 2015	(0.26%)
Annual Return 2016	5.93%
Annual Return 2017	7.91%
Annual Return 2018	(1.80%)
Annual Return 2019	10.63%
Annual Return 2020	8.97%
Annual Return 2021	3.14%